Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Entity Registrant Name	Enlight Renewable Energy Ltd.
Entity Central Index Key	0001922641
Document Type	20-F
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	132,133,899
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	L3
ICFR Auditor Attestation Flag	true
Entity File Number	001-41613
Entity Address, Address Line One	13 Amal St.
Entity Address, Address Line Two	Afek Industrial Park
Entity Address, City or Town	Rosh Ha’ayin
Entity Address, Postal Zip Code	4809249
Entity Address, Country	IL
Title of 12(b) Security	Ordinary shares, NIS 0.1 par value per share
Trading Symbol	ENLT
Security Exchange Name	NASDAQ
Document Accounting Standard	International Financial Reporting Standards
Document Registration Statement	false
Auditor Firm ID	1057
Auditor Location	Tel Aviv, Israel
Auditor Name	Somekh Chaikin
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]
Opinions on the Consolidated Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated statements of financial position of Enlight Renewable Energy Ltd. and subsidiaries (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of income  and other comprehensive income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively, the "consolidated financial statements"). We also have audited the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board ("IFRS Accounting Standards"). Also in our opinion, the Company maintained, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission.

Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	13 Amal St.
Entity Address, Address Line Two	Afek Industrial Park
Entity Address, City or Town	Rosh Ha’ayin
Entity Address, Postal Zip Code	4809249
Entity Address, Country	IL
Contact Personnel Name	Lisa Haimovitz
City Area Code	972
Local Phone Number	(3) 900-8710
Contact Personnel Email Address	lisa.haimovitz@enlightenergy.com